Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2018
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information

NOTE 21 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of Central Federal Corporation follows:

	2018	2017
Assets
Cash and cash equivalents	$2,675	$523
Investment in banking subsidiary	62,479	43,633
Investment in and advances to other subsidiary	233	228
Other assets	1,213	1,232
Total assets	$66,600	$45,616

Liabilities and Equity
Subordinated debentures	$14,767	$5,155
Other borrowings	6,000	-
Accrued expenses and other liabilities	274	200
Stockholders' equity	45,559	40,261
Total liabilities and stockholders' equity	$66,600	$45,616

	2018	2017

Interest income	$-	$4
Other income	95	48
Interest expense	604	212
Other expense	877	815
Loss before income tax and before undistributed subsidiary income	(1,386)	(975)
Tax effect	290	330
Loss after income tax and before undistributed subsidiary income	(1,096)	(645)
Equity in undistributed subsidiary income	5,369	1,991
Net income	$4,273	$1,346
Comprehensive income	$4,247	$1,297

	2018	2017
Cash flows from operating activities
Net Income	$4,273	$1,346
Adjustments:
Effect of subsidiaries' operations	(5,369)	(1,991)
Change in other assets and other liabilities	95	(268)
Net cash used by operating activities	(1,001)	(913)

Cash flows from investing activities
Investments in banking subsidiary	(13,133)	-
Net cash used by investing activities	(13,133)	-

Cash flows from financing activities
Proceeds from other borrowings	8,000	-
Repayments of other borrowings	(2,000)	-
Net proceeds from issuance of subordinated debentures	9,612	-
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(42)	(49)
Exercise of warrants to common stock	716	38
Dividends paid on Series B preferred stock	-	(750)
Net cash from (used by) financing activities	16,286	(761)
Net change in cash and cash equivalents	2,152	(1,674)
Beginning cash and cash equivalents	523	2,197
Ending cash and cash equivalents	$2,675	$523